Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,690,000
Previously Paid Amount	0.00
Total Fee Amount	2,028.69
Total Offset Amount	0.00
Net Fee	2,028.69
Narrative - Max Aggregate Offering Price	$ 14,690,000
Final Prospectus	true